Shareholders' Deficit (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Feb. 27, 2024 shares	Feb. 13, 2024 $ / shares	Feb. 28, 2023 shares	Dec. 31, 2022 $ / shares shares
Stockholder's Deficit
Common Stock, Shares Authorized	1,000	1,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	1	1
Common Stock, Shares, Outstanding		1
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Stockholder's Deficit
Preferred Stock, Shares Authorized	1,000,000	1,000,000				1,000,000
Preferred Stock, Shares Issued	0	0				0
Preferred Stock, Shares Outstanding	0	0				0
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.01
Common Stock, Voting Rights	one vote	one vote
Stock conversion basis at time of business combination percentage	20.00%	20.00%
Stock conversion basis at time of business combination	1	1
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Stockholder's Deficit
Common Stock, Shares Authorized	479,000,000	479,000,000				479,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Voting Rights	one vote	one vote
Ordinary shares, shares issued (in shares)	3,799,016	4,189,831				15,449,000
Ordinary shares, shares outstanding (in shares)	3,799,016	4,189,831				15,449,000
Common Stock, Shares, Issued	499,000	499,000				499,000
Common Stock, Shares, Outstanding	499,000	499,000				499,000
Convertible preferred stock, shares outstanding	3,300,016	3,690,831				14,950,000
Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Stockholder's Deficit
Common Stock, Shares Authorized	20,000,000	20,000,000				20,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500
Common Stock, Shares, Issued	3,737,500	3,737,500	3,737,500		3,737,500	3,737,500
Common Stock, Shares, Outstanding	3,737,500	3,737,500	3,737,500		3,737,500	3,737,500